EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 15: EARNINGS (LOSS) PER SHARE

The following table presents the calculation of basic and diluted net income (loss) per share:

	Year ended December 31,
	2024	2023	2022
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$32,372	$(1,877)	$(136,867)

Denominator:
Weighted-average ordinary shares outstanding, basic	49,908,423	48,366,378	45,804,714

Dilutive effect:
Employee share options, and RSUs	2,512,403	–	–
Weighted-average ordinary shares outstanding, diluted	52,420,826	48,366,378	45,804,714
Net income (loss) per share attributable to ordinary shareholders, basic	$0.65	$(0.04)	$(2.99)
Net income (loss) per share attributable to ordinary shareholders, diluted	$0.62	$(0.04)	$(2.99)